Note 10 - Non-Wholly Owned Entities (Details) - SouthStar’s assets and liabilities (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Current assets	$ 2,945		$ 2,883
Goodwill and other intangible assets	1,981		1,852
Long-term assets and other deferred debit	9,730		9,406
Total assets	14,656		14,141
Current liabilities	3,123		3,338
Long-term liabilities and other deferred credits	7,857		7,368
Total liabilities	10,980		10,706
Equity	3,676		3,435		3,339	1,836
Total liabilities and equity	14,656		14,141
South Star [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Current assets	264	[1]	201	[1]
Goodwill and other intangible assets	139	[1]		[1]
Long-term assets and other deferred debit	12	[1]	10	[1]
Total assets	415	[1]	211	[1]
Current liabilities	95	[1]	62	[1]
Long-term liabilities and other deferred credits		[1]		[1]
Total liabilities	95	[1]	62	[1]
Equity	320	[1]	149	[1]
Total liabilities and equity	$ 415	[1]	$ 211	[1]
South Star Percentage To Consolidated [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Current assets	9.00%	[2]	7.00%	[2]
Goodwill and other intangible assets	7.00%	[2]		[2]
Long-term assets and other deferred debit		[2]		[2]
Total assets	3.00%	[2]	1.00%	[2]
Current liabilities	3.00%	[2]	2.00%	[2]
Long-term liabilities and other deferred credits		[2]		[2]
Total liabilities	1.00%	[2]	1.00%	[2]
Equity	9.00%	[2]	4.00%	[2]
Total liabilities and equity	3.00%	[2]	1.00%	[2]

[1]	These amounts reflect information for SouthStar and exclude intercompany eliminations and the balances of our wholly owned subsidiary with an 85% ownership interest in SouthStar.
[2]	SouthStar's percentage of the amount on our Consolidated Statements of Financial Position.